Initial Public Offering (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Warrant exercise price	$ 11.5	$ 11.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock (in Shares)	7,500,000	7,500,000
Share price per share	$ 10	$ 10